DECHERT LLP
1775 I ST., N.W.
WASHINGTON, D.C. 20006

March 6, 2003

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:    HSBC Advisor Funds Trust: File Nos. 333-02205 and 811-07583

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the "1933 Act"), the undersigned has been authorized by HSBC Advisor Funds Trust (the "Trust") to submit this filing in lieu of a filing under Rule 497(c) under the 1933 Act, and to certify that:

  the Form of Prospectus dated February 28, 2003 describing the shares of the HSBC Investor Limited Maturity Fund, HSBC Investor Fixed Income Fund, HSBC Investor New York Tax-Free Bond Fund, HSBC Investor Balanced Fund, HSBC Investor Equity Fund, HSBC Investor Growth and Income Fund, HSBC Investor Mid-Cap Fund, HSBC Investor International Equity Fund, and HSBC Investor Small Cap Equity Fund of the Trust that would have been filed under Rule 497(c) under 1933 Act does not differ from the Prospectus contained in the Trust's most recent amendment to its registration statement;
  the Form of Statements of Additional Information dated February 28, 2003 describing the shares of the HSBC Investor Limited Maturity Fund, HSBC Investor Fixed Income Fund, HSBC Investor New York Tax-Free Bond Fund, HSBC Investor Balanced Fund, HSBC Investor Equity Fund, HSBC Investor Growth and Income Fund, HSBC Investor Mid-Cap Fund, HSBC Investor International Equity Fund, and HSBC Investor Small Cap Equity Fund of the Trust that would have been filed under Rule 497(c) under 1933 Act does not differ from the Statements of Additional Information contained in the Trust's most recent amendment to its registration statement; and
  the text of the Trust's most recent amendment to its registration statement, filed on February 28, 2003, has been filed electronically.

No fees are required in connection with this filing. Please contact the undersigned at 202.261.3385 or Robert Lamont at 202.261.3372 with any questions or comments regarding this matter.

Sincerely,

/s/ David J. Harris